UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21407

Nuveen Diversified Dividend and Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JDD

Nuveen Diversified Dividend and Income Fund
Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 140.9% (95.3% of Total Investments)

	COMMON STOCKS – 31.1% (21.0% of Total Investments)

	Air Freight & Logistics – 1.5%

75,800	Deutsche Post AG, (4)	$2,373,180
13,200	United Parcel Service, Inc., Class B, (2)	1,443,552
	Total Air Freight & Logistics	3,816,732

	Airlines – 0.3%

9,000	Copa Holdings SA, Class A	791,370

	Automobiles – 0.5%

18,400	Daimler AG, Sponsored ADR, (4)	1,299,592

	Banks – 3.1%

36,200	CIT Group Inc.	1,314,060
47,900	Citigroup Inc.	2,262,317
160,330	ING Groep N.V, Sponsored ADR	1,978,472
21,300	JP Morgan Chase & Co.	1,418,367
20,000	Wells Fargo & Company, (2)	885,600
	Total Banks	7,858,816

	Biotechnology – 0.4%

17,400	AbbVie Inc.	1,097,418

	Capital Markets – 1.7%

88,000	Ares Capital Corporation, (2)	1,364,000
256,000	Deutsche Boerse AG, ADR, (4)	1,984,000
75,100	UBS Group AG, (4)	1,025,900
	Total Capital Markets	4,373,900

	Chemicals – 0.2%

120,400	CVR Partners LP	638,120

	Communications Equipment – 0.9%

42,000	Cisco Systems, Inc.	1,332,240
119,900	Ericsson, Sponsored ADR	864,479
	Total Communications Equipment	2,196,719

	Diversified Financial Services – 0.5%

151,100	Challenger Limited, (4)	1,183,221

	Diversified Telecommunication Services – 1.7%

72,500	Nippon Telegraph and Telephone Corporation, ADR, (2)	3,321,224
67,500	Telefonica Brasil SA	974,471
	Total Diversified Telecommunication Services	4,295,695

	Electric Utilities – 0.5%

402,600	EDP – Energias de Portugal, S.A., (4)	1,351,128

	Electrical Equipment – 0.4%

14,600	Eaton PLC	959,366

	Food & Staples Retailing – 0.5%

14,900	CVS Health Corporation	1,325,951

NUVEEN	1

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Food Products – 0.9%

226,400	Orkla ASA, Sponsored ADR, (4)	$2,347,768

	Health Care Providers & Services – 0.0%

10,108	Millennium Health LLC, (3)	4,296

	Hotels, Restaurants & Leisure – 0.3%

11,700	Cedar Fair LP	670,293

	Household Durables – 0.5%

68,000	Sekisui House, Ltd., (4)	1,158,494

	Industrial Conglomerates – 1.4%

29,700	General Electric Company, (2)	879,714
53,200	Philips Electronics	1,574,188
8,600	Siemens AG, (4)	1,008,438
	Total Industrial Conglomerates	3,462,340

	Insurance – 3.5%

40,500	Ageas, (4)	1,480,817
11,500	Allianz AG ORD Shares, (4)	1,709,016
21,300	CNA Financial Corporation	732,933
99,900	Swiss Re AG, Sponsored ADR, (4)	2,261,736
78,500	Unum Group	2,771,835
	Total Insurance	8,956,337

	Media – 2.5%

231,934	Hibu PLC, (3), (5)	—
51,500	Interpublic Group of Companies, Inc.	1,151,025
2,099	Metro-Goldwyn-Mayer, (3), (4)	168,445
48,500	National CineMedia, Inc.	713,920
109,900	ProSiebenSat.1 Media AG, ADR, (4)	1,172,084
21,000	Time Warner Inc.	1,671,810
3,958	Tribune Media Company, Class A	144,546
3,185	Tribune Media Company, (5)	—
989	Tronc, Inc., (3)	16,694
36,700	Viacom Inc., Class B	1,398,270
	Total Media	6,436,794

	Multiline Retail – 0.8%

11,300	Nordstrom, Inc.	586,244
21,500	Target Corporation, (2)	1,476,620
	Total Multiline Retail	2,062,864

	Multi-Utilities – 1.0%

105,900	Veolia Environment S.A., (4)	2,440,103

	Oil, Gas & Consumable Fuels – 0.9%

18,000	Phillips 66	1,449,900
9	Southcross Holdings Borrower LP, (3)	3,173
19,500	Total SA, Sponsored ADR	930,150
	Total Oil, Gas & Consumable Fuels	2,383,223

	Pharmaceuticals – 2.8%

70,000	AstraZeneca PLC, Sponsored ADR	2,300,200
76,800	GlaxoSmithKline PLC, Sponsored ADR	3,312,384
50,800	Roche Holdings AG, Sponsored ADR, (4)	1,573,276
	Total Pharmaceuticals	7,185,860

	Road & Rail – 0.4%

9,900	Union Pacific Corporation	965,547

2	NUVEEN

Shares	Description (1)	Value

	Semiconductors & Semiconductor Equipment – 0.5%

73,400	Infineon Technologies AG, (4)	$1,308,833

	Software – 2.0%

246,734	Eagle Topco LP, (3), (5)	—
32,200	Microsoft Corporation, (2)	1,854,720
85,400	Oracle Corporation	3,354,512
	Total Software	5,209,232

	Specialty Retail – 0.4%

34,400	GameStop Corporation, Class A	949,096

	Tobacco – 1.0%

51,800	Imperial Brands PLC, Sponsored ADR, (4)	2,666,146
	Total Common Stocks (cost $71,270,267)	79,395,254

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST (REIT) COMMON STOCKS – 37.8% (25.5% of Total Investments)

	Diversified – 0.8%

47,725	Liberty Property Trust	$1,925,704

	Health Care – 4.1%

162,950	Senior Housing Properties Trust	3,700,595
45,675	Ventas Inc.	3,226,024
45,875	Welltower Inc.	3,430,074
	Total Health Care	10,356,693

	Hotels, Restaurants & Leisure – 2.1%

33,500	Chesapeake Lodging Trust	767,150
34,975	Hospitality Properties Trust	1,039,457
135,667	Host Hotels & Resorts Inc.	2,112,335
33,950	Pebblebrook Hotel Trust	903,070
24,650	RLJ Lodging Trust	518,390
	Total Hotels, Restaurants & Leisure	5,340,402

	Industrial – 2.1%

98,273	Prologis Inc.	5,261,536

	Mortgage – 0.2%

39,000	PennyMac Mortgage Investment Trust	607,620

	Office – 5.9%

17,550	Alexandria Real Estate Equities Inc.	1,908,914
6,200	Boston Properties, Inc.	844,998
72,325	Douglas Emmett Inc.	2,649,265
55,350	Equity Commonwealth	1,672,677
68,275	Hudson Pacific Properties Inc.	2,244,198
12,425	Kilroy Realty Corporation	861,674
47,300	Paramount Group Inc.	775,247
40,450	Vornado Realty Trust	4,093,945
	Total Office	15,050,918

	Residential – 7.3%

76,425	American Homes 4 Rents, Class A	1,653,837
59,951	Apartment Investment & Management Company, Class A	2,752,350
22,825	AvalonBay Communities, Inc.	4,059,198
77,100	Equity Residential	4,959,842
8,750	Essex Property Trust Inc.	1,948,625
7,225	Mid-America Apartment Communities	679,078

NUVEEN	3

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Shares	Description (1)				Value

	Residential (continued)

10,175	Post Properties, Inc.				$672,873
23,975	Sun Communities Inc.				1,881,558
	Total Residential				18,607,361

	Retail – 8.7%

42,425	Brixmor Property Group Inc.				1,178,991
105,325	CBL & Associates Properties Inc.				1,278,646
138,475	Developers Diversified Realty Corporation				2,413,619
9,375	Federal Realty Investment Trust				1,443,094
90,685	General Growth Properties Inc.				2,502,906
57,900	Kimco Realty Corporation				1,676,205
22,866	Macerich Company				1,849,173
15,025	Regency Centers Corporation				1,164,287
36,010	Simon Property Group, Inc.				7,454,430
34,250	Weingarten Realty Trust				1,335,065
	Total Retail				22,296,416

	Specialized – 6.6%

10,825	Coresite Realty Corporation				801,483
69,300	CubeSmart				1,889,118
13,750	CyrusOne Inc.				654,088
17,775	Digital Realty Trust Inc.				1,726,308
9,700	Equinix Inc.				3,494,425
15,225	Extra Space Storage Inc.				1,209,017
20,525	Life Storage, Inc.				1,825,494
23,949	Public Storage, Inc.				5,343,980
	Total Specialized				16,943,913
	Total Real Estate Investment Trust (REIT) Common Stocks (cost $70,634,117)				96,390,563

Shares	Description (1)	Coupon		Ratings (6)	Value

	CONVERTIBLE PREFERRED SECURITIES – 2.1% (1.5% of Total Investments)

	Diversified Telecommunication Services – 0.5%

14,147	Frontier Communications Corporation	11.125%		N/R	$1,187,075

	Electric Utilities – 0.2%

10,765	Great Plains Energy Inc.	7.000%		N/R	554,290

	Pharmaceuticals – 1.4%

4,400	Teva Pharmaceutical Industries Limited, (4)	7.000%		N/R	3,562,240
	Total Convertible Preferred Securities (cost $6,006,220)				5,303,605

Shares	Description (1)	Coupon		Ratings (6)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.5% (0.3% of Total Investments)

	Consumer Finance – 0.4%

36,300	GMAC Capital Trust I	8.125%		B+	$922,383

	Wireless Telecommunication Services – 0.1%

7,955	United States Cellular Corporation	7.250%		Ba1	212,080
	Total $25 Par (or similar) Retail Preferred (cost $1,111,315)				1,134,463

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 1.3% (0.9% of Total Investments)

	Banks – 1.1%

$796	Bank of America Corporation	6.500%	N/A (7)	BB+	$862,167

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Banks (continued)

$887	Citigroup Inc.	5.950%	N/A (7)	BB+	$903,117
923	Wells Fargo & Company	5.875%	N/A (7)	BBB	1,001,455
2,606	Total Banks				2,766,739

	Food Products – 0.2%

630	Land O’Lakes Inc., 144A	8.000%	N/A (7)	BB	652,050
$3,236	Total $1,000 Par (or similar) Institutional Preferred (cost $3,295,747)				3,418,789

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (9)	Ratings (6)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 32.3% (21.9% of Total Investments) (8)

	Aerospace & Defense – 0.8%

$1,000	Leidos Holdings, Inc., Term Loan B	3.274%	8/16/23	BBB–	$1,007,083
610	B/E Aerospace, Inc., Term Loan B, First Lien	3.750%	12/16/21	BB+	616,615
236	Transdigm, Inc., Delayed Draw, Tranche F, Term Loan	3.750%	6/09/23	Ba2	236,472
263	Transdigm, Inc., Term Loan F	3.750%	6/09/23	Ba2	262,746
2,109	Total Aerospace & Defense				2,122,916

	Airlines – 1.2%

485	American Airlines, Inc., Term Loan B, First Lien	3.250%	6/29/20	BB+	486,701
2,000	American Airlines, Inc., Term Loan B	3.502%	4/28/23	BB+	2,007,812
481	Delta Air Lines, Inc., Term Loan B1	3.250%	10/18/18	BBB	483,322
2,966	Total Airlines				2,977,835

	Automobiles – 0.9%

574	Chrysler Group LLC, Term Loan B	3.500%	5/24/17	BBB–	575,611
576	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BBB–	576,977
1,114	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	1,116,073
2,264	Total Automobiles				2,268,661

	Building Products – 0.1%

401	Gates Global LLC, Term Loan	4.250%	7/06/21	B+	395,796

	Capital Markets – 0.2%

485	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	487,729

	Chemicals – 0.7%

199	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB+	201,484
779	Univar, Inc., Term Loan B, First Lien	4.250%	7/01/22	BB–	780,289
837	US Coatings Acquisition, Term Loan B	3.750%	2/01/20	BB+	843,409
1,815	Total Chemicals				1,825,182

	Commercial Services & Supplies – 0.8%

936	ADS Waste Holdings, Inc., Initial Term Loan, Tranche B2	3.750%	10/09/19	B+	938,964
998	West Corporation, Term Loan B12	3.750%	6/17/23	BB	1,004,732
1,934	Total Commercial Services & Supplies				1,943,696

	Communications Equipment – 0.1%

268	Commscope, Inc., Term Loan B, First Lien	3.750%	12/29/22	Ba1	270,386

	Construction & Engineering – 0.0%

55	Aecom Technology Corporation, Term Loan B	3.750%	10/17/21	BBB–	54,883

	Construction Materials – 0.2%

499	Headwaters Incorporated, Term Loan B1	4.000%	3/24/22	BB–	501,075

NUVEEN	5

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (9)	Ratings (6)	Value

	Consumer Finance – 0.6%

$463	First Data Corporation, Term Loan B, First Lien	4.525%	3/24/21	BB	$466,249
1,000	First Data Corporation, Term Loan B	4.275%	7/08/22	BB	1,007,153
1,463	Total Consumer Finance				1,473,402

	Containers & Packaging – 0.7%

429	Berry Plastics Holding Corporation, Term Loan H	3.750%	10/01/22	Ba3	430,229
1,277	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.250%	2/06/23	B+	1,282,054
1,706	Total Containers & Packaging				1,712,283

	Diversified Consumer Services – 0.6%

1,010	Hilton Hotels Corporation, Series B2, Term Loan	3.100%	10/25/23	BBB	1,019,126
99	Hilton Hotels Corporation, Term Loan B2	3.500%	10/26/20	BBB	99,401
450	ServiceMaster Company, Term Loan	4.250%	7/01/21	BB	455,149
1,559	Total Diversified Consumer Services				1,573,676

	Diversified Financial Services – 0.4%

746	MGM Growth Properties, Term Loan B	4.000%	4/25/23	BB+	753,713
266	WideOpenWest Finance LLC, New Term Loan B	4.500%	8/18/23	B1	264,792
1,012	Total Diversified Financial Services				1,018,505

	Diversified Telecommunication Services – 1.5%

522	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	B1	498,270
243	Level 3 Financing, Inc., Term Loan B2	3.500%	5/31/22	BB+	245,125
978	SBA Communication, Incremental Term Loan, Tranche B1	3.340%	3/24/21	BB	980,147
1,000	Verizon Communications, Inc., Term Loan	1.796%	7/31/19	N/R	1,001,042
1,000	Ziggo N.V., Term Loan D, First Lien	3.857%	8/31/24	BB–	1,001,771
3,743	Total Diversified Telecommunication Services				3,726,355

	Electric Utilities – 0.8%

1,000	Energy Future Intermediate Holding Company, Term Loan	4.250%	12/19/16	N/R	1,004,167
814	Texas Competitive Electric Holdings LLC, DIP Term Loan B, First Lien	5.000%	10/31/17	Baa3	820,393
186	Texas Competitive Electric Holdings LLC, DIP Term Loan C, First Lien	5.000%	10/31/17	Baa3	187,107
2,000	Total Electric Utilities				2,011,667

	Electronic Equipment, Instruments & Component – 0.4%

918	Zebra Technologies Corporation, Term Loan B	4.089%	10/27/21	BB+	929,649

	Energy Equipment & Services – 0.0%

149	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	Caa2	75,673

	Equity Real Estate Investment Trusts – 0.7%

935	Communications Sales & Leasing, Inc., Term Loan B, First Lien	5.000%	10/24/22	BB+	939,465
832	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B+	765,557
1,767	Total Equity Real Estate Investment Trusts				1,705,022

	Food & Staples Retailing – 1.3%

1,738	Albertson’s LLC, Repriced Term Loan B4	4.500%	8/25/21	BB	1,750,566
498	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	500,604
1,000	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	BB	1,003,625
3,236	Total Food & Staples Retailing				3,254,795

	Food Products – 1.2%

821	Jacobs Douwe Egberts, Term Loan B	4.250%	7/02/22	BB	831,838
2,334	US Foods, Inc., Term Loan B	4.000%	6/27/23	B+	2,353,801
3,155	Total Food Products				3,185,639

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (9)	Ratings (6)	Value

	Health Care Equipment & Supplies – 1.1%

$1,430	Acelity, Term Loan F	5.000%	8/03/18	BB–	$1,444,058
125	Alere, Inc., Term Loan B	4.250%	6/20/22	Ba3	124,373
881	ConvaTec Healthcare, Term Loan B	4.250%	6/15/20	N/R	885,010
428	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	428,608
2,864	Total Health Care Equipment & Supplies				2,882,049

	Health Care Providers & Services – 2.2%

983	Acadia Healthcare, Inc., Term Loan B, First Lien	3.750%	2/11/22	N/R	989,562
782	Amsurg Corporation, Term Loan, First Lien	3.500%	7/16/21	Ba2	783,857
1	Community Health Systems, Inc., Term Loan F	4.083%	12/31/18	BB–	1,002
432	Community Health Systems, Inc., Term Loan G	3.750%	12/31/19	BB–	424,263
864	Community Health Systems, Inc., Term Loan H	4.000%	1/27/21	BB–	850,169
813	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	3.500%	6/24/21	Ba1	818,446
954	Drumm Investors LLC, Term Loan	9.500%	5/04/18	B	940,650
57	HCA, Inc., Term Loan B6, First Lien	3.774%	3/17/23	BBB–	57,376
506	HCA, Inc., Term Loan B7, First Lien	3.588%	2/15/24	BBB–	510,417
343	Millennium Laboratories, Inc., Term Loan B, First Lien	7.550%	12/21/20	B–	163,545
5,735	Total Health Care Providers & Services				5,539,287

	Hotels, Restaurants & Leisure – 1.3%

1,038	Burger King Corporation, Term Loan B	3.750%	12/10/21	Ba3	1,047,163
1,803	Seaworld Parks and Entertainment, Inc., Term Loan B2	3.088%	5/14/20	BB	1,772,186
499	YUM Brands, Term Loan B	3.281%	6/16/23	BBB–	503,470
3,340	Total Hotels, Restaurants & Leisure				3,322,819

	Household Durables – 0.3%

886	Serta Simmons Holdings LLC, Term Loan	4.250%	10/01/19	BB–	889,504

	Household Products – 0.3%

500	Revlon Consumer Products Corporation, Term Loan B, First Lien	4.250%	9/07/23	Ba3	501,965
347	Spectrum Brands, Inc., Term Loan	3.500%	6/23/22	BBB–	348,530
847	Total Household Products				850,495

	Independent Power & Renewable Electricity Producers – 0.2%

500	Dynegy, Inc., Term Loan B	5.000%	6/27/23	BB	503,854

	Internet and Direct Marketing Retail – 0.4%

961	Travelport LLC, Term Loan B	5.000%	9/02/21	B+	966,516

	Internet Software & Services – 0.3%

821	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	811,684

	IT Services – 0.5%

728	Vantiv, Inc., Term Loan B	3.500%	6/13/21	BBB–	731,007
499	WEX, Inc., Term Loan B	4.250%	6/30/23	BB–	504,984
1,227	Total IT Services				1,235,991

	Leisure Products – 0.6%

1,359	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	1,312,667
259	Academy, Ltd., Term Loan B	5.000%	7/01/22	B	253,866
1,618	Total Leisure Products				1,566,533

	Life Sciences Tools & Services – 0.2%

500	Inventiv Health, Inc., Term Loan B, (WI/DD)	TBD	TBD	B	501,016

	Machinery – 0.4%

462	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB–	462,661
500	Safway Group Holdings LLC, Initial Term Loan, First Lien	5.750%	8/21/23	B+	504,167
962	Total Machinery				966,828

NUVEEN	7

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (9)	Ratings (6)	Value

	Media – 2.6%

$495	Cequel Communications LLC, Extended Term Loan	4.250%	12/14/22	BB–	$498,587
968	Charter Communications Operating Holdings LLC, Term Loan E	3.000%	7/01/20	BBB	971,061
92	Clear Channel Communications, Inc., Term Loan E	8.024%	7/30/19	Caa1	71,028
748	Clear Channel Communications, Inc., Tranche D, Term Loan	7.274%	1/30/19	Caa1	575,981
1,129	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B3	794,085
297	Gray Television, Inc., Initial Term Loan	3.938%	6/13/21	BB	298,659
82	Nexstar Broadcasting Group, Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB+	81,614
1,000	Nexstar Broadcasting Group, Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB+	1,006,094
544	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.750%	8/14/20	B	529,433
1,508	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	BB–	1,511,901
153	Yell Group PLC, PIK Term Loan B2, First Lien	10.000%	9/07/65	N/R	240,313
184	Yell Group PLC, Term Loan A2, First Lien	8.000%	9/07/21	N/R	183,476
7,200	Total Media				6,762,232

	Multiline Retail – 0.4%

493	Bass Pro Group LLC, Term Loan B, First Lien	4.000%	6/05/20	BB–	492,802
173	Dollar Tree, Inc., Term Loan B, First Lien	3.063%	7/06/22	BBB	173,807
240	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BBB	242,175
906	Total Multiline Retail				908,784

	Oil, Gas & Consumable Fuels – 0.3%

205	Fieldwood Energy LLC, Term Loan, First Lien	8.000%	8/31/20	B2	169,609
139	Fieldwood Energy LLC, Term Loan, Second Lien, (DD1)	8.375%	9/30/20	CCC–	58,413
353	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	N/R	256,177
190	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	CCC+	120,377
304	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	B–	153,062
8	Southcross Holdings Borrower L.P., Term Loan B, First Lien	3.500%	4/13/23	CCC+	7,013
1,199	Total Oil, Gas & Consumable Fuels				764,651

	Pharmaceuticals – 0.8%

639	Grifols, Inc., Term Loan	3.448%	2/27/21	Ba1	645,403
232	Quintiles Transnational Corp., Term Loan B	3.250%	5/06/22	BBB–	231,983
1,158	Valeant Pharmaceuticals International, Inc., Series E1, Tranche B Term Loan	4.750%	8/05/20	N/R	1,160,000
2,029	Total Pharmaceuticals				2,037,386

	Professional Services – 0.1%

250	Nielsen Finance LLC, Term Loan B3, First Lien, (WI/DD)	TBD	TBD	BBB	251,224

	Real Estate Management & Development – 0.2%

461	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	BB	462,947

	Semiconductors & Semiconductor Equipment – 1.8%

1,011	Avago Technologies, Term Loan B3	3.524%	2/01/23	BBB	1,025,362
1,000	Cavium, Inc. Initial Term B Loan	3.750%	8/16/22	BB–	1,008,750
412	Microsemi Corporation, Term Loan B, First Lien	3.750%	1/15/23	BB	416,047
717	NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	Baa2	721,064
533	NXP Semiconductor LLC, Term Loan F	3.405%	12/07/20	Baa2	536,408
1,000	Versum Materials, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB+	1,007,188
4,673	Total Semiconductors & Semiconductor Equipment				4,714,819

	Software – 1.8%

470	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	454,265
928	Computer Sciences Government Services, Term Loan B, First Lien	3.750%	11/28/22	BB+	934,523
782	Ellucian, Term Loan B, First Lien	4.750%	9/30/22	B2	783,055
946	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	948,535

8	NUVEEN

Principal Amount (000)		Description (1)	Coupon (8)	Maturity (9)	Ratings (6)	Value

		Software (continued)

$736		Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	BB	$732,157
684		SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B1	4.000%	7/08/22	BB	689,736
85		SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B2	4.000%	7/08/22	BB	85,714
4,631		Total Software				4,627,985

		Specialty Retail – 1.1%

559		Burlington Coat Factory Warehouse Corporation, Term Loan B4	3.500%	8/13/21	BB	561,729
750		Jo-Ann Stores, Inc., Term Loan B, (WI/DD)	TBD	TBD	B1	738,750
946		Petco Animal Supplies, Inc., Term Loan B1	5.000%	1/26/23	B	955,849
444		Petsmart, Inc., Term Loan B	4.250%	3/11/22	BB–	445,764
2,699		Total Specialty Retail				2,702,092

		Technology Hardware, Storage & Peripherals – 1.0%

1,000		Dell International LLC, Term Loan A3, First Lien, (WI/DD)	TBD	TBD	BBB–	995,804
818		Dell International LLC, Term Loan B	4.000%	9/07/23	BBB–	823,736
798		Western Digital, Inc., Term Loan B1	4.500%	4/29/23	BBB–	807,726
2,616		Total Technology Hardware, Storage & Peripherals				2,627,266

		Trading Companies & Distributors – 0.6%

616		HD Supply, Inc., Term Loan B	3.750%	8/13/21	BB	618,603
1,000		HD Supply, Inc., Term Loan B2, First Lien, (WI/DD)	TBD	TBD	BB	1,002,708
1,616		Total Trading Companies & Distributors				1,621,311

		Wireless Telecommunication Services – 0.6%

447		T-Mobile USA, Term Loan B	3.500%	11/09/22	BBB–	450,413
1,000		UPC Financing Partnership, Term Loan, First Lien	4.080%	8/31/24	BB	1,005,469
1,447		Total Wireless Telecommunication Services				1,455,882
$83,492		Total Variable Rate Senior Loan Interests (cost $83,074,091)				82,487,980

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		CORPORATE BONDS – 0.0% (0.0% of Total Investments)

		Media – 0.0%

$132		Clear Channel Communications, Inc.	9.000%	12/15/19	Caa1	$104,445
$132		Total Corporate Bonds (cost $117,764)				104,445

Principal Amount (000)	(10)	Description (1)	Coupon	Maturity	Ratings (6)	Value

		EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS – 35.8% (24.2% of Total Investments)

		Argentina – 2.5%
$225		Bono Gar Provincia Del Chubut Argentina, 144A	7.750%	7/26/26	B	$231,188
345		City of Buenos Aires, Argentina, 144A	8.950%	2/19/21	B	393,300
310		City of Buenos Aires, Argentina, 144A	7.500%	6/01/27	B	337,590
320		City of Buenos Aires, Argentina, Reg S	7.500%	6/01/27	B	348,480
160		Province of Buenos Aires, 144A	9.950%	6/09/21	B–	184,051
210		Province of Buenos Aires, 144A	9.125%	3/16/24	B–	234,938
300		Province of Buenos Aires, Reg S	10.875%	1/26/21	B–	351,000
150		Province of Buenos Aires, Reg S	9.950%	6/09/21	B–	172,500
150		Province of Salta, 144A	9.125%	7/07/24	B	164,813
171		Provincia de Cordoba, 144A	7.125%	6/10/21	B–	179,550
885		Republic of Argentina	7.000%	4/17/17	B–	932,347
595		Republic of Argentina	2.500%	12/31/38	B3	423,938
21		Republic of Argentina, (11)	8.280%	12/31/33	B–	23,502

NUVEEN	9

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	(10)	Description (1)	Coupon	Maturity	Ratings (6)	Value

		Argentina (continued)

$150		Republic of Argentina, 144A	6.250%	4/22/19	B	$159,075
624		Republic of Argentina, 144A	6.875%	4/22/21	B	679,224
920		Republic of Argentina, 144A	7.500%	4/22/26	B	1,038,219
150		Republic of Argentina, 144A	6.625%	7/06/28	B–	158,625
351		YPF Sociedad Anonima, 144A	8.750%	4/04/24	B	390,874
		Total Argentina				6,403,214

		Azerbaijan – 0.8%

1,110		Azerbaijan Government International Bond, Reg S	4.750%	3/18/24	Ba1	1,151,880
465		Azerbaijan State Oil Company, Reg S	5.450%	2/09/17	Ba1	468,395
200		Southern Gas Corridor CJSC, 144A	6.875%	3/24/26	Ba1	224,000
260		Southern Gas Corridor CJSC, Reg S	6.875%	3/24/26	Ba1	291,200
		Total Azerbaijan				2,135,475

		Angola – 0.3%

830		Republic of Angola, Reg S	9.500%	11/12/25	B1	826,016

		Brazil – 1.9%

256	BRL	Brazil Nota do Tesouro Nacional	6.000%	8/15/50	BB	242,489
575		Centrais Eletricas Brasileiras S.A, Reg S	5.750%	10/27/21	BB	563,788
600		Federative Republic of Brazil	6.000%	1/17/17	BB	606,900
153		Federative Republic of Brazil	8.000%	1/15/18	BB	160,770
360		Federative Republic of Brazil	2.625%	1/05/23	BB	333,000
860		Federative Republic of Brazil	6.000%	4/07/26	BB	952,450
220		Federative Republic of Brazil	8.250%	1/20/34	BB	281,600
560		Petrobras Global Finance BV	4.875%	3/17/20	BB	565,773
310		Petrobras Global Finance BV	8.375%	5/23/21	BB	339,667
110		Petrobras Global Finance BV	8.750%	5/23/26	BB	121,550
265		Petrobras International Finance Company	5.750%	1/20/20	BB	273,083
445		Petrobras International Finance Company	6.750%	1/27/41	BB	384,925
		Total Brazil				4,825,995

		Bulgaria – 0.8%

1,275	EUR	Republic of Bulgaria, Reg S	2.950%	9/03/24	Baa2	1,594,329
465	EUR	Republic of Bulgaria, Reg S	3.125%	3/26/35	Baa2	543,224
		Total Bulgaria				2,137,553

		Cameroon – 0.2%

510		Republic of Cameroon, 144A	9.500%	11/19/25	B	567,202

		Chile – 0.2%

200		Coporacion Nacional del Cobre de Chile, Reg S	4.250%	7/17/42	A+	188,325
305		Coporacion Nacional del Cobre de Chile, Reg S	4.875%	11/04/44	A+	311,816
		Total Chile				500,141

		China – 0.2%

450		Sinopec Group Overseas Development 2016 Limited, 144A	3.500%	5/03/26	Aa3	469,988

		Colombia – 0.5%

390		EcoPetrol SA	5.875%	9/18/23	BBB	420,732
420,000	COP	Republic of Colombia	7.750%	4/14/21	BBB	153,661
175,000	COP	Republic of Colombia	9.850%	6/28/27	BBB	73,935
405		Republic of Colombia	10.375%	1/28/33	BBB	639,900
15		Republic of Colombia	7.375%	9/18/37	BBB	20,175
		Total Colombia				1,308,403

		Cote d’Ivoire (Ivory Coast) – 1.1%

950		Ivory Coast Republic, 144A	5.375%	7/23/24	Ba3	954,940
255		Ivory Coast Republic, 144A	6.375%	3/03/28	Ba3	267,113

10	NUVEEN

Principal Amount (000)	(10)	Description (1)	Coupon	Maturity	Ratings (6)	Value

		Cote d’Ivoire (Ivory Coast) (continued)

$565		Ivory Coast Republic, Reg S	5.375%	7/23/24	Ba3	$567,938
750		Ivory Coast Republic, Reg S	6.375%	3/03/28	Ba3	784,875
366		Ivory Coast Republic, Reg S	5.750%	12/31/32	B+	360,227
		Total Cote d’Ivoire (Ivory Coast)				2,935,093

		Croatia – 1.1%

280		Republic of Croatia, 144A	6.250%	4/27/17	BB	286,804
540		Republic of Croatia, Reg S	6.750%	11/05/19	BB	598,540
735		Republic of Croatia, Reg S	6.625%	7/14/20	BB	823,567
310		Republic of Croatia, Reg S	6.375%	3/24/21	BB	348,431
660		Republic of Croatia, Reg S	5.500%	4/04/23	BB	732,939
		Total Croatia				2,790,281

		Dominican Republic – 1.8%

335		Dominican Republic, 144A	6.600%	1/28/24	BB–	377,294
685		Dominican Republic, 144A	5.500%	1/27/25	BB–	726,100
239		Dominican Republic, 144A	6.875%	1/29/26	BB–	276,643
61		Dominican Republic, Reg S	9.040%	1/23/18	BB–	63,542
1,007		Dominican Republic, Reg S	7.500%	5/06/21	BB–	1,127,839
155		Dominican Republic, Reg S	6.600%	1/28/24	BB–	174,569
1,040		Dominican Republic, Reg S	5.875%	4/18/24	BB–	1,131,000
145		Dominican Republic, Reg S	5.500%	1/27/25	BB–	153,700
495		Dominican Republic, Reg S	7.450%	4/30/44	BB–	587,813
		Total Dominican Republic				4,618,500

		Ecuador – 0.2%

435		Republic of Ecuador, 144A	10.750%	3/28/22	B	443,700

		El Salvador – 0.6%

75		Republic of El Salvador, 144A	6.375%	1/18/27	B+	75,375
165		Republic of El Salvador, Reg S	7.375%	12/01/19	B1	176,138
646		Republic of El Salvador, Reg S	7.750%	1/24/23	B1	717,060
80		Republic of El Salvador, Reg S	5.875%	1/30/25	B1	79,700
200		Republic of El Salvador, Reg S	6.375%	1/18/27	B1	201,000
45		Republic of El Salvador, Reg S	8.250%	4/10/32	B+	50,119
75		Republic of El Salvador, Reg S	7.625%	9/21/34	B1	82,500
53		Republic of El Salvador, Reg S	7.650%	6/15/35	B+	55,451
		Total El Salvador				1,437,343

		Ghana – 0.3%

765		Republic of Ghana, 144A	10.750%	10/14/30	BB–	894,094

		Guatemala – 0.1%

286		Republic of Guatemala, 144A	4.500%	5/03/26	Ba1	298,870

		Hungary – 3.1%

590		Hungarian Development Bank, Reg S	6.250%	10/21/20	BBB–	667,299
781		Republic of Hungary, Government Bond	6.250%	1/29/20	BBB–	877,688
3,426		Republic of Hungary, Government Bond	6.375%	3/29/21	BBB–	3,969,877
1,824		Republic of Hungary, Government Bond	5.375%	2/21/23	BBB–	2,090,661
196		Republic of Hungary, Government Bond	5.750%	11/22/23	BBB–	230,790
126		Republic of Hungary, Government Bond	7.625%	3/29/41	BBB–	197,644
		Total Hungary				8,033,959

		Iceland – 0.2%

330		Republic of Iceland, Reg S	5.875%	5/11/22	A3	387,734

		Indonesia – 1.1%

400		Majapahit Holdings BV, Reg S	8.000%	8/07/19	Baa3	458,000
510		Republic of Indonesia, Reg S	5.875%	1/15/24	Baa3	601,426
570		Republic of Indonesia, Reg S	8.500%	10/12/35	Baa3	862,747

NUVEEN	11

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	(10)	Description (1)	Coupon	Maturity	Ratings (6)	Value

		Indonesia (continued)

$684		Republic of Indonesia, Reg S	7.750%	1/17/38	Baa3	$989,177
		Total Indonesia				2,911,350

		Ireland – 0.1%

200		RZD Capital Limited, Russian Railways, Reg S	5.700%	4/05/22	BBB–	217,495

		Israel – 0.3%

350		Israel Electric Corporation Limited, 144A, Reg S	5.000%	11/12/24	Baa2	384,125
400		State of Israel	4.500%	1/30/43	A+	456,200
		Total Israel				840,325

		Jamaica – 0.2%

200		Jamaica Government	7.625%	7/09/25	B	234,500
230		Jamaica Government	6.750%	4/28/28	B	262,775
		Total Jamaica				497,275

		Kazakhstan – 0.2%

220		KazAgro National Management Holding JSC, 144A	4.625%	5/24/23	BBB–	211,728
330		Kazakhstan Development Bank, Reg S	6.500%	6/03/20	BBB–	351,599
		Total Kazakhstan				563,327

		Kenya – 0.1%

200		Republic of Kenya, Reg S	6.875%	6/24/24	B+	195,557

		Lebanon – 0.3%

160		Republic of Lebanon, Reg S	5.450%	11/28/19	B–	157,917
125		Republic of Lebanon, Reg S	6.100%	10/04/22	B–	123,210
160		Republic of Lebanon, Reg S	6.000%	1/27/23	B–	156,192
25		Republic of Lebanon, Reg S	6.600%	11/27/26	B–	24,533
250		Republic of Lebanon, Reg S	6.650%	11/03/28	B–	244,800
		Total Lebanon				706,652

		Lithuania – 0.5%

455		Republic of Lithuania, Reg S	7.375%	2/11/20	A–	540,303
645		Republic of Lithuania, Reg S	6.125%	3/09/21	A–	761,911
		Total Lithuania				1,302,214

		Luxembourg – 0.1%

195		Gaz Capital SA, Reg S	9.250%	4/23/19	BBB–	224,222

		Mexico – 1.0%

655		Petroleos Mexicanos	5.500%	6/27/44	BBB+	567,820
185		Petroleos Mexicanos	5.625%	1/23/46	BBB+	161,783
980		Petroleos Mexicanos, 144A	6.750%	9/21/47	BBB+	976,079
405		Petroleos Mexicanos, Reg S	6.875%	8/04/26	BBB+	456,616
236		United Mexican States	4.750%	3/08/44	A3	245,440
200		United Mexican States	4.350%	1/15/47	A3	197,000
		Total Mexico				2,604,738

		Mongolia – 0.4%

325		Mongolia Government International Bond, 144A	10.875%	4/06/21	B	347,754
200		Mongolia Government International Bond, Reg S	4.125%	1/05/18	B	191,500
235		Mongolia Government International Bond, Reg S	10.875%	4/06/21	B	251,453
200		Mongolia Government International Bond, Reg S	5.125%	12/05/22	B	175,509
		Total Mongolia				966,216

		Morocco – 1.1%

215		Kingdom of Morocco, 144A	4.250%	12/11/22	BBB–	227,952

12	NUVEEN

Principal Amount (000)	(10)	Description (1)	Coupon	Maturity	Ratings (6)	Value

		Morocco (continued)

$875		Kingdom of Morocco, Reg S	4.250%	12/11/22	BBB–	$927,185
305		Kingdom of Morocco, Reg S	5.500%	12/11/42	BBB–	348,597
560		Office Cherifien Des Phosphates SA, Reg S	5.625%	4/25/24	BBB–	607,880
295		Office Cherifien Des Phosphates SA, Reg S	4.500%	10/22/25	BBB–	298,552
440		Office Cherifien Des Phosphates SA, Reg S	6.875%	4/25/44	BBB–	497,154
		Total Morocco				2,907,320

		Netherlands – 0.3%

515		Majapahit Holdings BV, Reg S	7.875%	6/28/37	Baa3	682,375

		Nigeria – 0.2%

425		Nigerian Republic Treasury Bond, Reg S	5.125%	7/12/18	B+	428,375

		Oman – 0.3%

460		Oman Government International Bond, 144A	3.625%	6/15/21	Baa1	464,370
230		Oman Government International Bond, 144A	4.750%	6/15/26	Baa1	230,805
		Total Oman				695,175

		Pakistan – 0.2%

275		Islamic Republic of Pakistan, 144A	7.250%	4/15/19	B	289,984
250		Islamic Republic of Pakistan, 144A	8.250%	4/15/24	B	273,727
		Total Pakistan				563,711

		Paraguay – 0.1%

315		Republic of Paraguay, Reg S	6.100%	8/11/44	Ba1	358,313

		Panama – 0.9%

1,416		Republic of Panama	9.375%	4/01/29	BBB	2,191,260

		Peru – 0.4%

1,195	PEN	Republic of Peru	6.950%	8/12/31	A–	385,893
358		Republic of Peru	8.750%	11/21/33	A3	580,854
		Total Peru				966,747

		Philippines – 0.6%

60		Republic of the Philippines	9.500%	2/02/30	BBB	103,374
100		Republic of the Philippines	7.750%	1/14/31	BBB	155,873
410		Republic of the Philippines	6.375%	1/15/32	BBB	580,498
630		Republic of the Philippines	3.950%	1/20/40	BBB	719,560
		Total Philippines				1,559,305

		Poland – 0.2%

95		Republic of Poland	5.000%	3/23/22	A2	108,344
335		Republic of Poland	3.250%	4/06/26	A2	354,698
		Total Poland				463,042

		Qatar – 0.5%

550		State of Qatar, 144A	2.375%	6/02/21	AA	554,155
355		State of Qatar, 144A	4.625%	6/02/46	AA	387,838
200		State of Qatar, Reg S	4.625%	6/02/46	AA	216,587
		Total Qatar				1,158,580

		Romania – 1.8%

390		Republic of Romania, 144A	6.750%	2/07/22	BBB–	470,340
306	EUR	Republic of Romania, 144A, (WI/DD)	2.875%	5/26/28	BBB–	370,932
400	EUR	Republic of Romania, 144A	3.875%	10/29/35	BBB–	514,597
1,048		Republic of Romania, Reg S	6.750%	2/07/22	BBB–	1,263,887
198		Republic of Romania, Reg S	4.375%	8/22/23	BBB–	219,087
60	EUR	Republic of Romania, Reg S	2.875%	10/28/24	BBB–	74,469

NUVEEN	13

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	(10)	Description (1)	Coupon	Maturity	Ratings (6)	Value

		Romania (continued)
$1,295	EUR	Republic of Romania, Reg S	3.875%	10/29/35	BBB–	$1,666,007
		Total Romania				4,579,319

		Russia – 1.6%

235		Gazprom Neft OAO Via GPN Capital SA, Reg S	6.000%	11/27/23	BBB–	253,495
175		Gazprom OAO Via Gaz Capital SA, Reg S	7.288%	8/16/37	BBB–	206,192
575		Rosneft International Finance, Reg S	4.199%	3/06/22	BB+	578,651
1,600		Russian Federation, Reg S	5.000%	4/29/20	BBB–	1,724,981
200		Russian Federation, Reg S	4.875%	9/16/23	BBB–	219,669
200		Russian Federation, Reg S	4.750%	5/27/26	BBB–	214,663
260		Russian Federation, Reg S	12.750%	6/24/28	BBB–	467,380
400		Russian Federation, Reg S	5.875%	9/16/43	BBB–	476,390
		Total Russia				4,141,421

		Senegal – 0.1%

200		Republic of Senegal, Reg S	8.750%	5/13/21	B+	227,076

		Serbia – 0.2%

505		Republic of Serbia, Reg S	5.250%	11/21/17	BB–	521,413

		Slovenia – 1.4%

1,810		Republic of Slovenia, 144A	5.850%	5/10/23	A	2,167,474
385		Republic of Slovenia, 144A	5.250%	2/18/24	A	451,591
760		Republic of Slovenia, Reg S	5.850%	5/10/23	A	908,658
		Total Slovenia				3,527,723

		South Africa – 0.3%

270		Eskom Holdings Limited, Reg S	6.750%	8/06/23	BB+	277,215
295		Republic of South Africa	5.875%	9/16/25	Baa2	334,088
255		Republic of South Africa, (WI/DD)	4.300%	10/12/28	Baa2	252,450
		Total South Africa				863,753

		Sri Lanka – 0.8%

505		Republic of Sri Lanka, 144A	6.850%	11/03/25	B+	541,871
720		Republic of Sri Lanka, 144A	6.000%	1/14/19	B+	743,042
310		Republic of Sri Lanka, Reg S	6.250%	7/27/21	B+	323,979
200		Republic of Sri Lanka, Reg S	5.875%	7/25/22	B+	205,551
200		Republic of Sri Lanka, Reg S	6.850%	11/03/25	B+	214,602
		Total Sri Lanka				2,029,045

		Tunisia – 0.1%

225		Banque de Tunisie, Reg S	5.750%	1/30/25	Ba3	219,881

		Turkey – 1.8%

290		Republic of Turkey, Government Bond	7.000%	3/11/19	BBB–	314,215
1,945		Republic of Turkey, Government Bond	7.000%	6/05/20	BBB–	2,152,142
245		Republic of Turkey, Government Bond	6.250%	9/26/22	BBB–	268,888
615		Republic of Turkey, Government Bond	7.375%	2/05/25	BBB–	727,081
295		Republic of Turkey, Government Bond	6.000%	1/14/41	BBB–	315,573
600		Republic of Turkey, Government Bond	6.625%	2/17/45	BBB–	699,341
		Total Turkey				4,477,240

		Ukraine – 1.1%

273		Republic of Ukraine, 144A	7.750%	9/01/20	B–	266,776
242		Republic of Ukraine, 144A	7.750%	9/01/21	B–	234,788
103		Republic of Ukraine, 144A	7.750%	9/01/22	B–	99,416
103		Republic of Ukraine, 144A	7.750%	9/01/23	B–	98,880
103		Republic of Ukraine, 144A	7.750%	9/01/24	B–	98,332
103		Republic of Ukraine, 144A	7.750%	9/01/25	B–	97,775
200		Republic of Ukraine, 144A	7.750%	9/01/27	B–	188,040

14	NUVEEN

Principal Amount (000)	(10)	Description (1)	Coupon	Maturity	Ratings (6)	Value

		Ukraine (continued)

$228		Republic of Ukraine, 144A	0.000%	5/31/40	B–	$72,926
450		Republic of Ukraine, Reg S	7.750%	9/01/19	B–	444,262
100		Republic of Ukraine, Reg S	7.750%	9/01/20	B–	97,720
105		Republic of Ukraine, Reg S	7.750%	9/01/23	B–	100,800
215		Republic of Ukraine, Reg S	7.750%	9/01/26	B–	203,218
360		Republic of Ukraine, Reg S	7.750%	9/01/27	B–	338,670
200		State Savings Bank of Ukraine, Reg S	9.625%	3/20/25	CCC	190,290
235		The State Export-Import Bank of the Ukraine, Loan Participations, Series 2010, Reg S	9.750%	1/22/25	CCC	225,060
		Total Ukraine				2,756,953

		Uruguay – 0.7%

860		Republic of Uruguay	8.000%	11/18/22	BBB	1,106,390
586		Republic of Uruguay	5.100%	6/18/50	BBB	607,946
		Total Uruguay				1,714,336

		Venezuela – 0.8%

50		Petroleos de Venezuela S.A, Reg S	5.250%	4/12/17	CCC	42,625
43		Petroleos de Venezuela S.A, Reg S	8.500%	11/02/17	CCC	37,375
95		Petroleos de Venezuela S.A, Reg S	6.000%	5/16/24	CCC	40,480
2,322		Petroleos de Venezuela S.A, Reg S	6.000%	11/15/26	CCC	974,902
370		Petroleos de Venezuela S.A, Reg S	5.375%	4/12/27	CCC	154,475
140		Petroleos de Venezuela S.A, Reg S	5.500%	4/12/37	CCC	57,540
55		Republic of Venezuela, Reg S	7.750%	10/13/19	CCC	33,798
305		Republic of Venezuela, Reg S	9.000%	5/07/23	CCC	155,550
500		Republic of Venezuela, Reg S	8.250%	10/13/24	CCC	246,250
710		Republic of Venezuela, Reg S	9.250%	5/07/28	CCC	365,650
		Total Venezuela				2,108,645

		Vietnam – 0.1%

255		Socialist Republic of Vietnam, Reg S	4.800%	11/19/24	BB–	270,685
		Total Emerging Market Debt and Foreign Corporate Bonds (cost $86,081,120)				91,454,625
		Total Long-Term Investments (cost $321,590,641)				359,689,724

Principal Amount (000)		Description (1)	Coupon	Maturity		Value

		SHORT-TERM INVESTMENTS – 7.0% (4.7% of Total Investments)

		REPURCHASE AGREEMENTS – 7.0% (4.7% of Total Investments)

$9,929		Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/16, repurchase price $9,929,406, collateralized by $8,680,000 U.S. Treasury Bonds, 3.000%, due 11/15/45, value $10,133,900	0.030%	10/03/16		$9,929,381
7,871		Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/16, repurchase price $7,870,829, collateralized by $6,360,000 U.S. Treasury Bonds, 8.500%, due 2/15/20, value $8,030,492	0.030%	10/03/16		7,870,809
$17,800		Total Short-Term Investments (cost $17,800,190)				17,800,190
		Total Investments (cost $339,390,831) – 147.9%				377,489,914
		Borrowings – (44.0)% (12), (13)				(112,400,000)
		Other Assets Less Liabilities – (3.9)% (14)				(9,773,573)
		Net Assets Applicable to Common Shares – 100%				$255,316,341

NUVEEN	15

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Investments in Derivatives as of September 30, 2016

Options Written

Number of Contracts	Description	Notional Amount (15)	Expiration Date	Strike Price	Value
(278)	National CineMedia Inc.	$(486,500)	12/16/16	$17.5	$(2,780)
(113)	Nordstrom, Inc.	(593,250)	10/21/16	52.5	(13,504)
(67)	The Interpublic Group of Companies, Inc.	(167,500)	10/21/16	25.0	(670)
(458)	Total Options Written (premiums received $28,103)	$(1,247,250)			$(16,954)

Forward Foreign Currency Exchange Contracts

Counterparty	Currency Contracts to Deliver	Notional Amount (Local Currency)	In Exchange For Currency	Notional Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Commonwealth Bank of Australia	Euro	977,000	U.S. Dollar	1,100,757	12/21/16	$(722)
Credit Suisse International	Euro	977,000	U.S. Dollar	1,100,801	12/21/16	(678)
HSBC Bank USA, N.A.	Euro	10,000	U.S. Dollar	11,213	12/21/16	(61)
Morgan Stanley & Co. LLC	Euro	332,000	U.S. Dollar	373,742	12/21/16	(558)
Royal Bank of Canada	Euro	977,000	U.S. Dollar	1,100,364	12/21/16	(1,114)
Standard Chartered Bank	Peruvian Nuevo Sol	1,088,000	U.S. Dollar	315,545	12/21/16	(3,205)
State Street Bank and Trust	Colombian Peso	555,117,000	U.S. Dollar	183,525	12/21/16	(6,464)
State Street Bank and Trust	Euro	977,000	U.S. Dollar	1,100,542	12/21/16	(937)
						$(13,739)

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Eurex Euro-Bobl	Short	(5)	12/16	$(741,916)	$279	$(1,465)
Eurex Euro-Bund	Short	(6)	12/16	(1,116,834)	(5,950)	(5,950)
Eurex Euro-Buxl	Short	(9)	12/16	(1,942,968)	592	(10,367)
U.S. Treasury 10-Year Note	Short	(3)	12/16	(393,375)	1,266	1,167
		(23)		$(4,195,093)	$(3,813)	$(16,615)

Interest Rate Swaps

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (16)	Optional Termination Date	Termination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$30,450,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	1/03/17	12/01/18	12/01/20	$(707,979)	$(978,059)
JPMorgan Chase Bank, N.A.	30,450,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	1/03/17	12/01/20	12/01/22	(1,513,062)	(1,909,445)
	$60,900,000								$(2,221,041)	$(2,887,504)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

16	NUVEEN

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$50,883,077	$28,512,177	$—	*	$79,395,254
Real Estate Investment Trust (REIT) Common Stocks	96,390,563	—	—		96,390,563
Convertible Preferred Securities	1,741,365	3,562,240	—		5,303,605
$25 Par (or similar) Retail Preferred	1,134,463	—	—		1,134,463
$1,000 Par (or similar) Institutional Preferred	—	3,418,789	—		3,418,789
Variable Rate Senior Loan Interests	—	82,487,980	—		82,487,980
Corporate Bonds	—	104,445	—		104,445
Emerging Market Debt and Foreign Corporate Bonds	—	91,454,625	—		91,454,625

Short-Term Investments:
Repurchase Agreements	—	17,800,190	—		17,800,190

Investments in Derivatives:
Options Written	(16,954)	—	—		(16,954)
Forward Foreign Currency Exchange Contracts**	—	(13,739)	—		(13,739)
Futures Contracts**	(16,615)	—	—		(16,615)
Interest Rate Swaps**	—	(2,887,504)	—		(2,887,504)
Total	$150,115,899	$224,439,203	$—		$374,555,102
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

The table below presents the transfers in and out of the three valuation levels for the Funds as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$974,471	$(2,347,768)	$2,347,768	$(974,471)	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and

Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments (excluding investments in derivatives) was $343,531,938.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$45,114,539
Depreciation	(11,156,563)
Net unrealized appreciation (depreciation) of investments	$33,957,976

NUVEEN	17

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	For fair value measurement disclosure purposes, investment classified as Level 2.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(6)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Perpetual security. Maturity date is not applicable.

(8)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(9)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(10)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(11)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(12)	Borrowings as a percentage of Total Investments is 29.8%.

(13)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings.

(14)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(15)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(16)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

BRL	Brazilian Real

COP	Colombian Peso

EUR	Euro

PEN	Peruvian Nuevo Sol

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

18	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Diversified Dividend and Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2016